Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	14.51%	11.74%		9.72%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	15.01%	12.22%	12.14%
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	14.31%	18.88%		13.51%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	14.86%	19.59%	15.99%
Without Sales Load [Member] | Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class (without sales charge)
Average Annual Return, Percent	12.76%	9.56%		11.95%
Without Sales Load [Member] | Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class (without sales charge)
Average Annual Return, Percent	13.47%	10.20%	13.26%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.10%	11.47%		11.54%
S&P MidCap 400 Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth
Average Annual Return, Percent	13.93%	10.34%		9.68%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	14.12%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Average Annual Return, Percent	22.10%	11.47%	13.64%
S&P MidCap 400 Growth [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Growth
Average Annual Return, Percent	13.93%	10.34%	9.93%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%		8.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	14.12%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.93%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%		12.55%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%		8.09%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	23.81%	13.86%	14.12%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Average Annual Return, Percent	15.15%	6.86%	8.93%